Capital and reserves - Additional Information (Detail) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥) shares	Jul. 31, 2024 shares	Dec. 31, 2023 shares	Oct. 31, 2022 CNY (¥) shares	Oct. 31, 2022 USD ($) shares
Disclosure Authorized Share Capital [Line Items]
Number of shares authorised				1,000,000,000
Sale or issue of treasury shares | ¥			¥ 6,480
Proceeds from sale or issue of treasury shares | ¥			¥ 6,480
Ordinary shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorised			4,357,600,932	5,000,000,000	4,357,600,932
Series Seed 1 Preferred Shares [Member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorised			65,403,460		65,403,460
Sale or issue of treasury shares | ¥	¥ 286,246
Proceeds from sale or issue of treasury shares	¥ 6,500	$ 1.0
Treasury shares [member]
Disclosure Authorized Share Capital [Line Items]
Sale or issue of treasury shares | ¥			¥ 4,973
Treasury shares [member] | Ordinary shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorised						1,892,780	1,892,780
Authorised capital .						¥ 44,400	$ 6.6
Treasury shares [member] | Series B3 redeemable preferred shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorised						2,547,980	2,547,980
Authorised capital .						¥ 59,800	$ 8.9